EQUIPMENT FINANCING - Disclosure of changes for equipment financing liability and interest expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Long Term Equipment Financing Liability [Abstract]
Beginning balance	$ 597,537	$ 493,058
Addition		260,685
Principal payments	(202,577)	(156,206)
Ending balance	394,960	597,537	$ 493,058
Current equipment financing liability	216,898	202,577
Long-term equipment financing liability	178,062	394,960
Total equipment financing liability	394,960	597,537	493,058
Interest expenses	$ 34,362	$ 37,410	$ 21,847